Schedule of Intangible Assets and Goodwill (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 343,045
Finite-Lived Intangible Assets, Accumulated Amortization	187,500
Finite-Lived Intangible Assets, Net	155,545	94,619
Patent [Member]
Finite-Lived Patents, Gross	158,367
Finite-Lived Intangible Assets, Accumulated Amortization	72,885
Finite-Lived Intangible Assets, Net	85,482	77,961
Trademarks [Member]
Finite-Lived Trademarks, Gross	121,968
Finite-Lived Intangible Assets, Accumulated Amortization	93,903
Finite-Lived Intangible Assets, Net	28,065	7,639
License Fee [Member]
Finite-Lived License Agreements, Gross	62,710
Finite-Lived Intangible Assets, Accumulated Amortization	20,712
Finite-Lived Intangible Assets, Net	$ 41,998	$ 9,019